Mortgages and Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Aug. 01, 2012	Feb. 01, 2012	Dec. 31, 2011
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates					3.44%	3.78%	3.43%
Total mortgages and notes payable	$ 1,905,706		$ 1,894,878				$ 1,901,411
Mortgages and Notes Payable
Short And Long Term Debt [Line Items]
Net-lease mortgage notes payable	1,956,988		1,952,089				1,958,280
Unamortized debt discount	(51,282)		(57,211)				(56,869)
Total mortgages and notes payable	1,905,706		1,894,878				1,901,411
Maximum
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates							3.45%
Net Lease Mortgage Note Payable Series 2005-1, Class A-1 amortizing mortgage note, 5.05%, due 2020
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	6.51%	[1]	6.34%	[2]
Net-lease mortgage notes payable	105,800		111,831				123,364
Net Lease Mortgage Note Payable Series 2005-1, Class A-2 interest-only mortgage note, 5.37%, due 2020
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	6.62%	[1]	6.56%	[2]
Net-lease mortgage notes payable	258,300		258,300				258,300
Net Lease Mortgage Note Payable Series 2006-1, Class A amortizing mortgage note, 5.76%, balloon due 2021
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	6.65%	[1]	6.58%	[2]
Net-lease mortgage notes payable	241,848		245,614				252,817
Net Lease Mortgage Note Payable Series 2007-1, Class A amortizing mortgage note, 5.74%, balloon due 2022
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	6.57%	[1]	6.49%	[2]
Net-lease mortgage notes payable	318,661		321,650				327,367
Secured Fixed Rate Amortizing Mortgage Notes Payable 5.90% notes, balloons due 2012
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates			11.99%	[2],[3]
Net-lease mortgage notes payable			7,755	[3],[4]			7,817	[3]
Secured Fixed Rate Amortizing Mortgage Notes Payable 5.40% notes, balloons due 2014
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	7.41%	[1]	7.41%	[2]
Net-lease mortgage notes payable	30,809		31,165				31,837
Secured Fixed Rate Amortizing Mortgage Notes Payable 5.26% to 5.62% notes, balloons due 2015
Short And Long Term Debt [Line Items]
Net-lease mortgage notes payable	101,624		102,766				104,927
Secured Fixed Rate Amortizing Mortgage Notes Payable 5.26% to 5.62% notes, balloons due 2015 | Minimum
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	6.95%	[1]	6.98%	[2]
Secured Fixed Rate Amortizing Mortgage Notes Payable 5.26% to 5.62% notes, balloons due 2015 | Maximum
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	7.34%	[1]	7.41%	[2]
Secured Fixed Rate Amortizing Mortgage Notes Payable 5.04% to 8.39% notes, balloons due 2016
Short And Long Term Debt [Line Items]
Net-lease mortgage notes payable	38,278		38,652				39,354
Secured Fixed Rate Amortizing Mortgage Notes Payable 5.04% to 8.39% notes, balloons due 2016 | Minimum
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	6.27%	[1]	6.29%	[2]
Secured Fixed Rate Amortizing Mortgage Notes Payable 5.04% to 8.39% notes, balloons due 2016 | Maximum
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	9.72%	[1]	9.76%	[2]
Secured Fixed Rate Amortizing Mortgage Notes Payable 6.59% notes, balloons due 2016
Short And Long Term Debt [Line Items]
Net-lease mortgage notes payable	559,886		564,669				573,569
Secured Fixed Rate Amortizing Mortgage Notes Payable 6.59% notes, balloons due 2016 | Minimum
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	7.07%	[1]	7.02%	[2]
Secured Fixed Rate Amortizing Mortgage Notes Payable 6.59% notes, balloons due 2016 | Maximum
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	7.28%	[1]	7.19%	[2]
Secured Fixed Rate Amortizing Mortgage Notes Payable 5.85% note, balloon due 2017
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	7.22%	[1]	7.18%	[2]
Net-lease mortgage notes payable	52,998		53,414				54,194
Secured Fixed Rate Amortizing Mortgage Notes Payable 6.17% note, balloon due 2017
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	7.14%	[1]	7.09%	[2]
Net-lease mortgage notes payable	142,620		143,647				145,561
Secured Fixed Rate Amortizing Mortgage Notes Payable 6.64% note, balloon due 2017
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	7.49%	[1]	7.44%	[2]
Net-lease mortgage notes payable	21,432		21,595				21,896
Secured Fixed Rate Amortizing Mortgage Notes Payable 3.90% note, balloon due 2018
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	4.14%	[1]
Net-lease mortgage notes payable	24,800
Secured Fixed Rate Amortizing Mortgage Notes Payable 4.39% note, balloon due 2018
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	4.73%	[1]
Net-lease mortgage notes payable	10,340
Secured variable-rate, 1-month LIBOR + 3.25% mortgage notes, balloon due 2016
Short And Long Term Debt [Line Items]
Net-lease mortgage notes payable	16,685	[5],[6]	16,851	[5],[6],[7]			10,497	[5],[7]
Secured variable-rate, 1-month LIBOR + 3.25% mortgage notes, balloon due 2016 | Minimum
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	4.65%	[1],[5],[6]	4.59%	[2],[5],[8]
Secured variable-rate, 1-month LIBOR + 3.25% mortgage notes, balloon due 2016 | Maximum
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	5.20%	[1],[5],[6]	5.17%	[2]
Secured variable-rate, 1-month LIBOR + 3.50% mortgage note, balloon due 2017
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	5.22%	[1],[5],[6]	5.07%	[2],[5],[8]
Net-lease mortgage notes payable	10,124	[5],[6]	11,181	[5],[6],[7]
Secured variable-rate, 3-month LIBOR + 4.25% mortgage note, balloon due 2017
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	5.90%	[1],[6]	5.86%	[2],[8]
Net-lease mortgage notes payable	21,275	[6]	21,428	[6],[8]
Unsecured fixed-rate promissory note, 7.00%, due 2021
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	10.04%	[1]	10.01%	[2]
Net-lease mortgage notes payable	1,508		1,571				1,690
Secured Fixed Rate Amortizing Mortgage Notes Payable 6.25% note, balloon due 2013
Short And Long Term Debt [Line Items]
Net-lease mortgage notes payable							$ 5,090	[7]

[1]	The effective rates include amortization of debt discount, amortization of deferred financing costs, and related debt insurer premiums, where applicable, calculated as of June 30, 2013.
[2]	The effective rates include amortization of debt discount, amortization of deferred financing costs, and related debt insurer premiums, where applicable, calculated as of December 31, 2012.
[3]	This note matured on December 1, 2012 and was borrowed by a special purpose entity owned by the Company. At the time of the maturity the special purpose entity informed the lender that it would be unable to refinance or sell the property and determined that an orderly transition of the property was required. The lender has provided the special purpose entity a notice of default and has communicated its intent to foreclose on the subject property. The default interest rate on the note is 9.90%.
[4]	This note matured on December 1, 2012 and was borrowed by a special purpose entity owned by the Company. At the time of the maturity the special purpose entity informed the lender that it would be unable to refinance or sell the property and determined that an orderly transition of the property was required. The lender provided the special purpose entity a notice of default and subsequently foreclosed on the property in April 2013. Following the notice of foreclosure, the Company surrendered the property and extinguished the outstanding note balance totaling $7.9 million. Prior to the foreclosure, the default interest rate on the note was 9.90%, and related accrued interest was added to the balance of the note.
[5]	Maturity dates assume exercise of the Company's two one-year extension options under the note agreements.
[6]	Variable-rate notes are hedged with interest rate swaps (see Note 6).
[7]	This note had a scheduled maturity and balloon payment due in 2013, but was prepaid in the fourth quarter of 2012.
[8]	Variable-rate notes are hedged with an interest rate swap (see Note 5)